Note 8 - Net Income Per Share - Calculation of Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 12,407	$ 18,462	$ 20,929
Denominator:
Basic weighted-average shares outstanding (in shares)	31,424	30,743	29,826
Effect of dilutive options and restricted stock (in shares)	740	1,196	1,567
Diluted weighted-average shares outstanding (in shares)	32,164	31,939	31,393
Net income per share - Basic (in dollars per share)	$ 0.39	$ 0.60	$ 0.70
Net income per share - Diluted (in dollars per share)	$ 0.39	$ 0.58	$ 0.67